Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004



March 5, 2003


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      The MDL Funds
         File Nos. 333-50032 and 811-10207

Ladies and Gentlemen:

On behalf of The MDL Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, this letter certifying that the Prospectuses and Statement of Additional Information dated March 1, 2003, do not differ from those contained in the Trust's Post-Effective Amendment No. 3 which was filed with the Commission via EDGAR on February 28, 2003, accession number 0001135428-03-000093.

Please do no hesitate to contact me at (215) 963-4790 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Richard W. Grant

Richard W. Grant

Enclosures